PROPERTY AND EQUIPMENT, NET - Depreciation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 1,462,550	$ 212,050	¥ 1,164,725	¥ 908,387
Cost of Sales [Member]
PROPERTY AND EQUIPMENT, NET
Depreciation expense	1,386,800	201,067	1,107,655	850,746
Selling and Marketing Expense [Member]
PROPERTY AND EQUIPMENT, NET
Depreciation expense	1,029	149	963	2,399
General and Administrative Expense [Member]
PROPERTY AND EQUIPMENT, NET
Depreciation expense	35,715	5,179	23,186	29,711
Research and Development Expense [Member]
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 39,006	$ 5,655	¥ 32,921	¥ 25,531